Note 7 - Due to Related Parties (Details) - Amounts Due to Related Parties - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Amounts Due to Related Parties [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	$ 1,518,429	$ 1,377,302